PIA BBB Bond Fund
Schedule of Investments - August 31, 2023 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 93.0%
	Aerospace/Defense — 3.7%
	Boeing Co.
$1,950,000	5.150%, 05/01/2030	$1,920,017
1,400,000	5.705%, 05/01/2040	1,362,896
	L3Harris Technologies, Inc.
500,000	6.150%, 12/15/2040	518,111
	Northrop Grumman Corp.
1,000,000	4.400%, 05/01/2030	963,770
500,000	4.950%, 03/15/2053	469,108
	RTX Corp.
1,000,000	3.500%, 03/15/2027	944,382
1,000,000	4.350%, 04/15/2047	842,862
		7,021,146
	Agriculture — 2.3%
	Altria Group, Inc.
148,000	4.800%, 02/14/2029	143,403
1,600,000	3.400%, 05/06/2030	1,408,189
	BAT Capital Corp.
1,000,000	2.259%, 03/25/2028	860,339
600,000	4.540%, 08/15/2047	435,943
800,000	5.650%, 03/16/2052	671,278
	Bunge Ltd. Finance Corp.
600,000	3.750%, 09/25/2027	564,685
	Reynolds American, Inc.
372,000	4.450%, 06/12/2025	364,131
		4,447,968
	Airlines — 0.4%
	Southwest Airlines Co.
500,000	5.125%, 06/15/2027	494,255
	United Airlines, Inc.
323,250	Series B, 4.875%, 01/15/2026	313,872
		808,127
	Auto Manufacturers — 1.9%
	Ford Motor Credit Co. LLC
500,000	3.815%, 11/02/2027	445,226
	General Motors Co.
400,000	5.200%, 04/01/2045	331,019
	General Motors Financial Co., Inc.
600,000	4.000%, 01/15/2025	583,516
1,300,000	3.600%, 06/21/2030	1,117,622
1,500,000	2.350%, 01/08/2031	1,166,755
		3,644,138
	Banks — 6.8%
	Barclays PLC
1,000,000	4.836%, 05/09/2028	926,958
1,000,000	5.746% (1 Year CMT Rate + 3.000%), 08/09/2033 (a)	959,296
700,000	3.330% (1 Year CMT Rate + 1.300%), 11/24/2042 (a)	480,130
	Citigroup, Inc.
1,700,000	4.450%, 09/29/2027	1,625,607
540,000	5.300%, 05/06/2044	492,349
	Cooperatieve Rabobank UA
1,000,000	3.750%, 07/21/2026	938,991
	Deutsche Bank AG/New York NY
1,000,000	4.100%, 01/13/2026	954,465
	Fifth Third Bancorp
500,000	4.055% (SOFR + 1.355%), 04/25/2028 (a)	468,167
225,000	8.250%, 03/01/2038	254,400
	Goldman Sachs Group, Inc.
950,000	6.750%, 10/01/2037	1,008,404
	Lloyds Banking Group PLC
800,000	4.650%, 03/24/2026	772,578
	Morgan Stanley
400,000	2.484% (SOFR + 1.360%), 09/16/2036 (a)	301,972
	Santander Holdings USA, Inc.
700,000	3.450%, 06/02/2025	668,373
	Santander UK Group Holdings PLC
2,000,000	1.089% (SOFR + 0.787%), 03/15/2025 (a)	1,939,140
	UBS Group AG
1,050,000	4.550%, 04/17/2026	1,016,433
	Westpac Banking Corp.
300,000	3.133%, 11/18/2041	196,176
		13,003,439
	Beverages — 1.0%
	Constellation Brands, Inc.
700,000	2.875%, 05/01/2030	604,859
	Keurig Dr Pepper, Inc.
1,000,000	3.200%, 05/01/2030	887,705
500,000	4.500%, 04/15/2052	426,191
		1,918,755
	Biotechnology — 2.8%
	Amgen, Inc.
1,000,000	2.200%, 02/21/2027	908,922
1,000,000	5.250%, 03/02/2033	995,518
500,000	2.800%, 08/15/2041	345,397
1,006,000	4.663%, 06/15/2051	868,386
	Biogen, Inc.
700,000	2.250%, 05/01/2030	576,900
	Gilead Sciences, Inc.
1,100,000	1.650%, 10/01/2030	884,779
500,000	2.600%, 10/01/2040	350,090
	Royalty Pharma PLC
500,000	2.150%, 09/02/2031	388,483
		5,318,475
	Building Materials — 0.4%
	Carrier Global Corp.
240,000	2.700%, 02/15/2031	201,712
	Vulcan Materials Co.
620,000	3.900%, 04/01/2027	594,175
		795,887
	Chemicals — 1.6%
	Dow Chemical Co.
396,000	7.375%, 11/01/2029	434,792
500,000	6.900%, 05/15/2053	557,691
	DuPont de Nemours, Inc.
1,000,000	4.725%, 11/15/2028	986,853
	Nutrien Ltd.
700,000	2.950%, 05/13/2030	604,198
	Sherwin-Williams Co.
600,000	2.200%, 03/15/2032	476,263
		3,059,797
	Commercial Services — 0.7%
	Equifax, Inc.
500,000	3.100%, 05/15/2030	428,275
	Global Payments, Inc.
500,000	1.200%, 03/01/2026	447,512
	Moody's Corp.
250,000	2.000%, 08/19/2031	201,429
250,000	3.100%, 11/29/2061	158,597
		1,235,813
	Computers — 1.3%
	Dell International LLC / EMC Corp.
900,000	6.020%, 06/15/2026	909,713
500,000	6.200%, 07/15/2030	514,978
500,000	3.450%, 12/15/2051 (b)	327,177
	Hewlett Packard Enterprise Co.
700,000	4.900%, 10/15/2025	690,910
		2,442,778
	Diversified Financial Services — 3.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,500,000	3.300%, 01/30/2032	1,220,055
	Air Lease Corp.
450,000	2.875%, 01/15/2026	420,876
1,000,000	5.300%, 02/01/2028	982,820
	Ally Financial, Inc.
500,000	2.200%, 11/02/2028	404,291
	Brightsphere Investment Group, Inc.
1,000,000	4.800%, 07/27/2026	950,980
	Capital One Financial Corp.
1,400,000	3.650%, 05/11/2027	1,302,635
	Nasdaq, Inc.
500,000	5.550%, 02/15/2034	499,674
	Nomura Holdings, Inc.
1,000,000	2.172%, 07/14/2028	842,363
	Synchrony Financial
500,000	4.500%, 07/23/2025	477,441
		7,101,135
	Electric — 5.9%
	American Electric Power Co., Inc.
500,000	5.950%, 11/01/2032	514,678
	Dominion Energy, Inc.
500,000	2.250%, 08/15/2031	398,923
	Dominion Resources, Inc.
470,000	4.900%, 08/01/2041	413,786
	DTE Energy Co.
600,000	1.050%, 06/01/2025	553,575
	Duke Energy Corp.
950,000	2.450%, 06/01/2030	791,511
1,000,000	3.300%, 06/15/2041	719,463
	El Paso Electric Co.
850,000	6.000%, 05/15/2035	838,129
	Eversource Energy
500,000	2.550%, 03/15/2031	411,617
	FirstEnergy Corp.
700,000	2.250%, 09/01/2030	562,423
	NextEra Energy Capital Holdings, Inc.
500,000	4.625%, 07/15/2027	487,832
400,000	2.250%, 06/01/2030	329,203
	Pacific Gas and Electric Co.
5,000,000	3.500%, 08/01/2050	3,153,894
	Sempra
600,000	4.125% (5 Year CMT Rate + 2.868%), 04/01/2052 (a)	485,223
	Southern Co.
1,000,000	3.250%, 07/01/2026	946,346
	Southwestern Electric Power Co.
400,000	3.250%, 11/01/2051	259,396
	Xcel Energy, Inc.
500,000	2.350%, 11/15/2031	395,377
		11,261,376
	Electronics — 0.5%
	Agilent Technologies, Inc.
215,000	2.300%, 03/12/2031	176,231
	Fortive Corp.
750,000	3.150%, 06/15/2026	705,065
		881,296
	Entertainment — 1.1%
	Warnermedia Holdings, Inc.
1,000,000	4.279%, 03/15/2032	883,495
1,500,000	5.141%, 03/15/2052	1,196,702
		2,080,197
	Environmental Control — 1.1%
	Republic Services, Inc.
1,000,000	0.875%, 11/15/2025	906,723
	Waste Connections, Inc.
500,000	4.200%, 01/15/2033	462,333
	Waste Management, Inc.
1,000,000	1.500%, 03/15/2031	780,656
		2,149,712
	Food — 2.9%
	ConAgra Brands, Inc.
1,300,000	7.000%, 10/01/2028	1,386,522
	General Mills, Inc.
700,000	2.250%, 10/14/2031	566,409
	Kroger Co.
1,000,000	2.200%, 05/01/2030	823,186
	Mondelez International, Inc.
2,000,000	1.500%, 02/04/2031	1,554,228
	Sysco Corp.
464,000	5.950%, 04/01/2030	480,994
400,000	3.150%, 12/14/2051	266,906
	Tyson Foods, Inc.
600,000	4.350%, 03/01/2029	567,999
		5,646,244
	Forest Products & Paper — 0.4%
	International Paper Co.
700,000	6.000%, 11/15/2041	709,949

	Gas — 0.1%
	NiSource Finance Corp.
400,000	5.250%, 02/15/2043	373,467

	Hand/Machine Tools — 0.1%
	Kennametal, Inc.
330,000	2.800%, 03/01/2031	265,188

	Healthcare-Products — 1.1%
	Boston Scientific Corp.
560,000	2.650%, 06/01/2030	481,580
	GE HealthCare Technologies, Inc.
500,000	5.857%, 03/15/2030	508,477
	Stryker Corp.
700,000	1.950%, 06/15/2030	579,482
	Zimmer Biomet Holdings, Inc.
500,000	3.050%, 01/15/2026	474,084
		2,043,623
	Healthcare-Services — 2.6%
	CommonSpirit Health
600,000	2.782%, 10/01/2030	504,990
	Elevance Health, Inc.
500,000	5.500%, 10/15/2032	510,432
600,000	4.650%, 08/15/2044	524,720
1,000,000	5.125%, 02/15/2053	941,438
	HCA, Inc.
1,000,000	4.125%, 06/15/2029	923,878
600,000	4.375%, 03/15/2042	482,224
	Humana, Inc.
500,000	4.875%, 04/01/2030	485,301
	Laboratory Corp. of America Holdings
640,000	3.250%, 09/01/2024	623,872
		4,996,855
	Home Builders — 0.3%
	DR Horton, Inc.
500,000	2.600%, 10/15/2025	469,752

	Household Products/Wares — 0.3%
	Church & Dwight Co., Inc.
500,000	3.150%, 08/01/2027	470,362

	Insurance — 2.3%
	Aon Corp.
600,000	2.800%, 05/15/2030	516,488
	Corebridge Financial, Inc.
500,000	3.900%, 04/05/2032	437,602
	Fidelity National Financial, Inc.
2,000,000	2.450%, 03/15/2031	1,593,695
	Lincoln National Corp.
120,000	3.800%, 03/01/2028	109,923
	Mercury General Corp.
500,000	4.400%, 03/15/2027	470,156
	Metlife, Inc.
855,000	6.400%, 12/15/2036	846,880
	Prudential Financial, Inc.
500,000	5.125% (5 Year CMT Rate + 3.162%), 03/01/2052 (a)	447,780
		4,422,524
	Internet — 0.2%
	eBay, Inc.
500,000	2.600%, 05/10/2031	414,077

	Investment Companies — 1.0%
	Blackstone Secured Lending Fund
1,000,000	3.625%, 01/15/2026	927,400
	FS KKR Capital Corp.
1,000,000	4.625%, 07/15/2024	981,079
		1,908,479
	Iron/Steel — 0.3%
	Vale Overseas Ltd.
500,000	6.125%, 06/12/2033	497,895

	Lodging — 0.7%
	Marriott International, Inc./MD
500,000	4.900%, 04/15/2029	486,928
	Sands China Ltd.
1,000,000	2.800%, 03/08/2027	871,777
		1,358,705
	Machinery-Diversified — 0.5%
	IDEX Corp.
1,000,000	3.000%, 05/01/2030	870,040

	Media — 2.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	2.800%, 04/01/2031	806,585
1,000,000	2.300%, 02/01/2032	755,633
1,000,000	3.900%, 06/01/2052	640,585
	Discovery Communications LLC
1,000,000	3.625%, 05/15/2030	879,373
	Paramount Global
610,000	4.375%, 03/15/2043	421,126
	Time Warner Cable Enterprises LLC
810,000	8.375%, 07/15/2033	903,450
		4,406,752
	Mining — 0.8%
	Newmont Corp.
800,000	4.875%, 03/15/2042	719,298
	Southern Copper Corp.
750,000	6.750%, 04/16/2040	816,538
		1,535,836
	Miscellaneous Manufacturer — 0.3%
	Parker-Hannifin Corp.
550,000	3.250%, 06/14/2029	497,712

	Oil & Gas — 3.0%
	Canadian Natural Resources Ltd.
700,000	4.950%, 06/01/2047	607,982
	Diamondback Energy, Inc.
500,000	3.125%, 03/24/2031	430,395
	Ecopetrol S.A.
900,000	4.125%, 01/16/2025	873,122
	Hess Corp.
800,000	5.600%, 02/15/2041	753,223
	Marathon Petroleum Corp.
500,000	3.625%, 09/15/2024	489,233
	Phillips 66
950,000	1.300%, 02/15/2026	862,950
	Suncor Energy, Inc.
500,000	3.750%, 03/04/2051	354,585
	Valero Energy Corp.
750,000	2.800%, 12/01/2031	616,482
655,000	6.625%, 06/15/2037	698,104
		5,686,076
	Oil & Gas Services — 0.5%
	Halliburton Co.
24,000	3.800%, 11/15/2025	23,413
1,000,000	2.920%, 03/01/2030	873,206
		896,619
	Packaging & Containers — 0.2%
	WRKCo, Inc.
500,000	3.900%, 06/01/2028	464,199

	Pharmaceuticals — 5.1%
	AbbVie, Inc.
700,000	3.200%, 11/21/2029	631,268
1,200,000	4.550%, 03/15/2035	1,136,565
800,000	4.400%, 11/06/2042	699,791
268,000	4.750%, 03/15/2045	241,136
	Becton Dickinson & Co.
550,000	4.685%, 12/15/2044	487,969
	Cardinal Health, Inc.
125,000	3.410%, 06/15/2027	117,087
	Cigna Group/The
500,000	4.500%, 02/25/2026	490,296
1,600,000	2.400%, 03/15/2030	1,347,878
600,000	3.400%, 03/15/2050	419,902
	CVS Health Corp.
2,150,000	3.750%, 04/01/2030	1,957,688
500,000	5.125%, 07/20/2045	445,916
1,000,000	5.050%, 03/25/2048	877,844
	Viatris, Inc.
600,000	2.700%, 06/22/2030	488,098
	Zoetis, Inc.
600,000	2.000%, 05/15/2030	494,526
		9,835,964
	Pipelines — 7.1%
	Boardwalk Pipelines LP
500,000	3.600%, 09/01/2032	420,941
	Enbridge, Inc.
1,000,000	3.125%, 11/15/2029	883,898
250,000	3.400%, 08/01/2051	167,806
	Energy Transfer LP
1,000,000	7.600%, 02/01/2024	1,004,199
500,000	4.250%, 04/01/2024	494,826
1,000,000	5.000%, 05/15/2050	824,073
	Enterprise Products Operating LLC
500,000	2.800%, 01/31/2030	433,918
850,000	4.850%, 08/15/2042	764,507
500,000	3.300%, 02/15/2053	342,406
	Kinder Morgan Energy Partners
1,270,000	5.800%, 03/15/2035	1,244,613
	Kinder Morgan, Inc.
600,000	2.000%, 02/15/2031	472,327
700,000	5.550%, 06/01/2045	633,559
	Magellan Midstream Partners LP
500,000	3.200%, 03/15/2025	479,964
	MPLX LP
1,315,000	4.250%, 12/01/2027	1,252,058
600,000	4.950%, 03/14/2052	495,147
	ONEOK, Inc.
500,000	6.100%, 11/15/2032	508,186
	Plains All American Pipeline LP / PAA Finance Corp.
546,000	3.800%, 09/15/2030	483,679
	Targa Resources Corp.
500,000	5.200%, 07/01/2027	495,183
	TransCanada PipeLines Ltd.
1,100,000	4.100%, 04/15/2030	1,008,878
	Williams Cos., Inc.
800,000	3.900%, 01/15/2025	780,683
500,000	5.100%, 09/15/2045	441,263
		13,632,114
	REITs — 4.8%
	Alexandria Real Estate Equities, Inc.
650,000	1.875%, 02/01/2033	480,431
	American Tower Corp.
500,000	2.750%, 01/15/2027	457,373
1,000,000	1.875%, 10/15/2030	779,416
	Boston Properties LP
675,000	3.250%, 01/30/2031	550,409
	Corporate Office Properties LP
500,000	2.750%, 04/15/2031	386,183
	Crown Castle, Inc.
500,000	3.650%, 09/01/2027	466,150
600,000	2.250%, 01/15/2031	482,596
	Equinix, Inc.
500,000	1.550%, 03/15/2028	423,138
100,000	3.900%, 04/15/2032	89,070
	Essex Portfolio LP
1,000,000	3.375%, 04/15/2026	950,172
	GLP Capital LP / GLP Financing II, Inc.
250,000	3.250%, 01/15/2032	201,771
	Healthpeak OP LLC
350,000	2.125%, 12/01/2028	299,356
	Omega Healthcare Investors, Inc.
1,000,000	3.250%, 04/15/2033	747,799
	Sabra Health Care LP
1,000,000	3.900%, 10/15/2029	846,358
	STORE Capital Corp.
810,000	4.500%, 03/15/2028	724,634
	Ventas Realty LP
500,000	3.750%, 05/01/2024	492,633
	Welltower OP LLC
700,000	2.750%, 01/15/2031	578,545
	Weyerhaeuser Co.
226,000	7.375%, 03/15/2032	254,635
		9,210,669
	Retail — 3.7%
	AutoNation, Inc.
200,000	3.500%, 11/15/2024	193,795
	AutoZone, Inc.
500,000	4.750%, 08/01/2032	478,572
	Genuine Parts Co.
500,000	1.875%, 11/01/2030	392,474
	Lowe's Cos., Inc.
1,000,000	4.500%, 04/15/2030	964,592
500,000	1.700%, 10/15/2030	397,472
1,000,000	5.625%, 04/15/2053	972,301
	McDonald's Corp.
1,100,000	3.500%, 07/01/2027	1,044,705
550,000	4.875%, 12/09/2045	508,596
	Starbucks Corp.
1,000,000	2.550%, 11/15/2030	849,117
	Tractor Supply Co.
500,000	1.750%, 11/01/2030	391,542
	Walgreens Boots Alliance, Inc.
1,000,000	3.200%, 04/15/2030	849,627
		7,042,793
	Semiconductors — 1.7%
	Broadcom, Inc.
431,000	4.150%, 11/15/2030	394,287
1,500,000	3.419%, 04/15/2033 (b)	1,242,969
55,000	3.187%, 11/15/2036 (b)	41,407
583,000	4.926%, 05/15/2037 (b)	525,873
	Micron Technology, Inc.
250,000	2.703%, 04/15/2032	197,544
	NXP BV / NXP Funding LLC / NXP USA, Inc.
500,000	4.400%, 06/01/2027	481,433
500,000	2.500%, 05/11/2031	404,670
		3,288,183
	Software — 3.6%
	Fidelity National Information Services, Inc.
600,000	5.100%, 07/15/2032	588,396
	Fiserv, Inc.
600,000	3.850%, 06/01/2025	582,609
	Oracle Corp.
1,685,000	1.650%, 03/25/2026	1,535,897
1,400,000	3.650%, 03/25/2041	1,060,863
1,350,000	3.950%, 03/25/2051	987,747
1,000,000	5.550%, 02/06/2053	932,439
	Roper Technologies, Inc.
650,000	1.400%, 09/15/2027	563,058
	VMware, Inc.
550,000	4.650%, 05/15/2027	534,999
		6,786,008
	Telecommunications — 8.6%
	AT&T, Inc.
1,400,000	2.300%, 06/01/2027	1,253,899
875,000	2.550%, 12/01/2033	668,309
2,368,000	3.500%, 09/15/2053	1,559,981
1,196,000	3.550%, 09/15/2055	780,275
727,000	3.800%, 12/01/2057	490,796
	British Telecommunications PLC
855,000	9.625%, 12/15/2030	1,042,199
	Deutsche Telekom International Finance
345,000	8.750%, 06/15/2030	406,451
	France Telecom SA
575,000	5.375%, 01/13/2042	553,321
	Rogers Communications, Inc./Ontario
989,000	5.000%, 03/15/2044	844,003
	Telefonica Emisiones SA
475,000	7.045%, 06/20/2036	506,622
	T-Mobile USA, Inc.
1,600,000	3.875%, 04/15/2030	1,461,153
600,000	2.250%, 11/15/2031	477,506
1,100,000	3.400%, 10/15/2052	746,190
500,000	5.650%, 01/15/2053	488,216
	Verizon Communications, Inc.
1,000,000	3.000%, 03/22/2027	929,884
550,000	3.150%, 03/22/2030	482,836
336,000	2.550%, 03/21/2031	277,071
1,500,000	4.862%, 08/21/2046	1,321,024
2,000,000	3.550%, 03/22/2051	1,403,146
600,000	2.987%, 10/30/2056	358,914
	Vodafone Group PLC
400,000	4.375%, 05/30/2028	392,859
		16,444,655
	Transportation — 2.5%
	Canadian Pacific Railway Co.
700,000	2.900%, 02/01/2025	674,327
	CSX Corp.
1,390,000	6.220%, 04/30/2040	1,492,099
	FedEx Corp.
1,000,000	3.250%, 05/15/2041	728,698
	Kirby Corp.
450,000	4.200%, 03/01/2028	422,988
	Norfolk Southern Corp.
700,000	3.850%, 01/15/2024	694,693
250,000	2.300%, 05/15/2031	206,457
1,000,000	2.900%, 08/25/2051	637,586
		4,856,848
	Trucking & Leasing — 0.5%
	GATX Corp.
1,300,000	1.900%, 06/01/2031	990,367

	Water — 0.3%
	American Water Capital Corp.
650,000	2.800%, 05/01/2030	563,872
	Total Corporate Bonds (Cost $207,966,689)	177,755,866

	Sovereign Bonds — 5.4%
	Columbia Government International Bond
600,000	3.875%, 04/25/2027	553,868
	Indonesia Government International Bond
500,000	3.850%, 10/15/2030	463,823
	Mexico Government International Bond
1,300,000	4.500%, 04/22/2029	1,256,539
2,490,000	4.750%, 03/08/2044	2,097,557
	Panama Government International Bond
1,700,000	2.252%, 09/29/2032	1,293,497
750,000	6.700%, 01/26/2036	788,779
	Peruvian Government International Bond
400,000	3.000%, 01/15/2034	326,447
1,050,000	6.550%, 03/14/2037	1,146,041
	Philippine Government International Bond
1,625,000	5.000%, 01/13/2037	1,584,668
	Uruguay Government International Bond
800,000	4.375%, 01/23/2031	787,782
	Total Sovereign Bonds (Cost $12,246,630)	10,299,001
Shares
	Money Market Fund — 0.3%
607,308	Fidelity Government Portfolio, Institutional Class, 5.201% (c)	607,308
	Total Money Market Fund (Cost $607,308)	607,308
	Total Investments (Cost 220,820,627) — 98.7%	188,662,175
	Other Assets in Excess of Liabilities — 1.3%	2,511,427
	Total Net Assets — 100.00%	$191,173,602
	Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate

(a)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2023.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31, 2023, the value of these investments was $2,137,426 of 1.1% total net assets.

(c)	Rate shown represents the 7-day annualized yield as of August 31, 2023.

PIA BBB Bond Fund
Summary of Fair Value Disclosure at August 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Corporate Bonds	$–	$177,755,866	$–	$177,755,866
Sovereign Bonds	–	10,299,001	–	10,299,001
Total Fixed Income Securities	–	188,054,867	–	188,054,867
Money Market Fund	607,308	–	–	607,308
Total Investments	$607,308	$188,054,867	$–	$188,662,175

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.